Intangibles and Other Assets - Additional Information (Detail) (USD $)	3 Months Ended																	12 Months Ended			27 Months Ended	9 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2012 Trademarks, Interim Impairment Analysis	Dec. 31, 2012 Trademarks, Final Impairment Analysis	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC	Mar. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC	Dec. 31, 2011 VERSO PAPER HOLDINGS LLC
Intangibles and Other Assets by Major Class [Line Items]
Impairment of intangible assets																		$ 1,600,000
Amortization expense of intangibles	200,000							200,000										800,000	900,000	1,100,000
Restructuring charges	0	100,000	[1]	100,000	[1]	200,000	[1]	1,016,000	[1]	5,400,000	[1]	97,000,000	[1]	(100,000)	[1]	100,000	[1]	1,378,000	102,404,000	24,464,000	128,246,000	3,400,000	300,000	0	1,016,000	1,378,000	102,404,000	24,464,000
Goodwill impairment loss																		$ 0	$ 0	$ 18,695,000						$ 0	$ 0	$ 10,551,000

[1]	Represents costs primarily associated with the closure of the former Sartell mill in 2012